Goodwill and Other Intangible Assets Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 9,951	$ 2,766	$ 2,559
Goodwill acquired	7,183	$ 207
Goodwill, Translation Adjustments	$ 2